Prospectus and Statement of Additional Information Supplement
September 14, 2002*

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
American Express Variable Portfolio Funds
                                                             Prospectus Form #         SAI Form #         (MM/YY Printed)
                                                               S-6466-99 U             S-6466-20 U            (10/01)
                                                               S-6466-99 V             S-6466-20 V            (10/02)
AXP(R) Variable Portfolio -- Income Series, Inc.
   AXP Variable Portfolio -- Bond Fund
   AXP Variable Portfolio -- Extra Income Fund
   AXP Variable Portfolio -- Federal Income Fund
   AXP Variable Portfolio -- Global Bond Fund
AXP Variable Portfolio -- Investment Series, Inc.
   AXP Variable Portfolio -- Blue Chip Advantage Fund
   AXP Variable Portfolio -- Capital Resource Fund
   AXP Variable Portfolio -- Emerging Markets Fund
   AXP Variable Portfolio -- Equity Select Fund
   AXP Variable Portfolio -- Growth Fund
   AXP Variable Portfolio -- International Fund
   AXP Variable Portfolio -- New Dimensions Fund(R)
   AXP Variable Portfolio -- S&P 500 Index Fund
   AXP Variable Portfolio -- Small Cap Advantage Fund
   AXP Variable Portfolio -- Stock Fund
   AXP Variable Portfolio -- Strategy Aggressive Fund
AXP Variable Portfolio -- Managed Series, Inc.
   AXP Variable Portfolio -- Diversified Equity Income Fund
   AXP Variable Portfolio -- Managed Fund
AXP Variable Portfolio -- Money Market Series, Inc.
   AXP Variable Portfolio -- Cash Management Fund
AXP Variable Portfolio -- Partners Series, Inc.
   AXP Variable Portfolio -- Partners Small Cap Value Fund
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SHAREHOLDER MEETINGS
At the regular meetings of shareholders scheduled to be held on November 13,
2002, in addition to electing Board members, shareholders will vote on the following proposals:

1. Voting Procedures. Shareholders of all funds will be asked to approve a change from share-based voting to dollar-based voting. If approved, voting rights will be based on a shareholder's total dollar interest in the fund, rather than on the number of shares owned. As a result, voting power will be allocated in proportion to the value of each shareholder's investment.

2. Approval of Subadvisory Agreements. Shareholders of all funds except Variable Portfolio -- Partners Small Cap Value will be asked to approve a policy authorizing American Express Financial Corporation (AEFC) (the fund's investment adviser), subject to Board approval, to retain and replace subadvisers, or to modify subadvisory agreements, without shareholder approval. If there is a change in subadvisers, within 90 days shareholders will receive an information statement that includes all of the information that is included in a proxy statement.

3. Investment Management Services Agreement. Shareholders of certain funds will be voting on a proposal to either add or modify the performance incentive adjustment (PIA) element of the investment management fee. Under a PIA, the management fee is calculated as shown in the prospectus. The fee is then adjusted for performance. The fund's performance is compared to the performance of a Lipper index of similar funds. The performance difference is used to determine the adjustment rate, described below. If the fund's performance is better than the index, the fee paid to AEFC will increase. If the fund's performance is worse than the index, the fee paid to AEFC will decrease.


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Proposed Performance Incentive Adjustment

Performance Difference   Adjustment Rate
--------------------------------------------------------------------------------
0.00% - 0.50%             0
--------------------------------------------------------------------------------
0.50% - 1.00%             6 basis points (0.0006) times the Performance
                          Difference over 0.50% (maximum of 3 basis points if a
                          1% Performance Difference)
--------------------------------------------------------------------------------
1.00% -- 2.00%            3 basis points, plus 3 basis points times the
                          Performance Difference over 1.00% (maximum 6 basis
                          points if a 2% Performance Difference)
--------------------------------------------------------------------------------
2.00% -- 4.00%            6 basis points, plus 2 basis points times the
                          Performance Difference over 2.00% (maximum 10 basis
                          points if a 4% Performance Difference)
--------------------------------------------------------------------------------
4.00% -- 6.00%            10 basis points, plus 1 basis point times the
                          Performance Difference over 4.00% (maximum 12 basis
                          points if a 6% Performance Difference)
--------------------------------------------------------------------------------
6.00% or more             12 basis points
--------------------------------------------------------------------------------

Funds voting on this proposal are: Variable Portfolio -- Blue Chip Advantage, Variable Portfolio -- Capital Resource, Variable Portfolio -- Diversified Equity Income, Variable Portfolio -- Emerging Markets, Variable Portfolio -- Equity Select, Variable Portfolio -- Growth, Variable Portfolio -- International, Variable Portfolio -- Managed, Variable Portfolio -- New Dimensions, Variable Portfolio -- Partners Small Cap Value, Variable Portfolio -- Small Cap Advantage, Variable Portfolio -- Stock, Variable Portfolio -- Strategy Aggressive.

In addition, shareholders of all funds will be asked to approve a proposal that AEFC assume both the role of investment manager, currently held by IDS Life Insurance Company, and the role of investment adviser, currently held by AEFC. This will combine all investment roles within one entity and one contract. The change will not affect the management of the funds and will not change the fees paid by the fund.

S-6466-28 A (9/02)

*Valid until further notice